Financial instruments - Additional Information (Detail)	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2020 USD ($) termLoanFacility derivativeContract	Dec. 31, 2021 USD ($) $ / MWh	Dec. 31, 2021 USD ($) $ / MWh	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($) $ / MWh	Apr. 09, 2021 CAD ($)	Feb. 15, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Sep. 30, 2019 USD ($)	May 23, 2019 USD ($)
Derivative [Line Items]
Number of term loan facilities | termLoanFacility	2
Foreign currency gain (loss)			$ (30,270,000)	$ 28,406,000
Revenue collection period			45 days
Accounts receivable		$ 422,752,000	$ 422,752,000
Cash on hand		125,157,000	125,157,000
Available to be drawn on senior debt facilities		1,826,256,000	1,826,256,000
Liberty Power Group
Derivative [Line Items]
Foreign currency gain (loss)			7,824,000	18,875,000
Non-regulated Energy Sales
Derivative [Line Items]
Unrealized gains (loss) in AOCI to be reclassified			(1,843,000)
Interest expense
Derivative [Line Items]
Unrealized gains (loss) in AOCI to be reclassified			(1,555,000)
Derivative gains
Derivative [Line Items]
Unrealized gains (loss) in AOCI to be reclassified			1,206,000
Senior Unsecured Notes | U.S. dollar Subordinated unsecured notes
Derivative [Line Items]
Par value		637,500,000	637,500,000							$ 350,000,000
Senior Unsecured Notes | Canadian dollar Senior unsecured notes
Derivative [Line Items]
Par value					$ 1,400,669,000	$ 400,000,000	$ 150,000,000
Interest rate swaps designated as a hedge | U.S. dollar Subordinated unsecured notes
Derivative [Line Items]
Derivative notional amount									$ 350,000,000
Currency Swap
Derivative [Line Items]
Derivative notional amount					$ 500,000,000			$ 650,000
Foreign currency gain (loss)			4,232,000	13,256,000
Currency Swap | Senior Unsecured Notes | Canadian dollar Senior unsecured notes
Derivative [Line Items]
Foreign currency gain (loss)		$ 1,925,000
Foreign exchange contract
Derivative [Line Items]
Foreign currency gain (loss)			(1,595,000)	3,581,000
Currency forward contract
Derivative [Line Items]
Foreign currency gain on settlement of derivative			2,329,000	2,363,000
Ascendant
Derivative [Line Items]
Number of interest rate swaps redesignated as cash flow hedges | derivativeContract	2
Ascendant | Interest Rate Swap One
Derivative [Line Items]
Derivative notional amount	$ 87,627,000
Derivative, fixed interest rate (percent)	3.28%
Ascendant | Interest Rate Swap Two
Derivative [Line Items]
Derivative notional amount	$ 8,875,000
Derivative, fixed interest rate (percent)	3.02%
Canadian Investments and Subsidiaries
Derivative [Line Items]
Foreign currency gain (loss)			$ 168,000	$ 656,000
Minimum
Derivative [Line Items]
Forward price | $ / MWh		19.76	19.76		19.76
Minimum | AYES Canada | Measurement Input, Discount Rate
Derivative [Line Items]
Alternative investment, measurement input (percent)		0.0775	0.0775		0.0775
Minimum | Atlantica Yield Energy Solutions Canada, Inc | Measurement Input, Price Volatility
Derivative [Line Items]
Alternative investment, measurement input (percent)		0.2549	0.2549		0.2549
Maximum
Derivative [Line Items]
Forward price | $ / MWh		130.85	130.85		130.85
Maximum | AYES Canada | Measurement Input, Discount Rate
Derivative [Line Items]
Alternative investment, measurement input (percent)		0.0825	0.0825		0.0825
Maximum | Atlantica Yield Energy Solutions Canada, Inc | Measurement Input, Price Volatility
Derivative [Line Items]
Alternative investment, measurement input (percent)		0.3716	0.3716		0.3716
Weighted Average
Derivative [Line Items]
Forward price | $ / MWh		32.51	32.51		32.51
Weighted Average | AYES Canada | Measurement Input, Discount Rate
Derivative [Line Items]
Alternative investment, measurement input (percent)		0.0814	0.0814		0.0814